CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Consolidated Schedule of Investments
as of January 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 82.2%	Shares	Value
Money Market Funds - 82.2%
First American Government Obligations Fund - Class X, 5.25%(a)	3,804,396	$3,804,396
TOTAL SHORT-TERM INVESTMENTS (Cost $3,804,396)		3,804,396

TOTAL INVESTMENTS - 82.2% (Cost $3,804,396)		$3,804,396
Other Assets in Excess of Liabilities - 17.8%		825,077
TOTAL NET ASSETS - 100.0%		$4,629,473

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of January 31, 2024.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Consolidated Schedule of Open Futures Contracts
as of January 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	03/28/2024	$15,288	$(5,005)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	04/30/2024	13,208	(1,407)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	05/31/2024	11,440	(1,282)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	06/28/2024	20,940	(893)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	07/31/2024	39,291	(1,490)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	08/30/2024	48,967	(1,871)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	09/30/2024	38,093	(1,568)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	10/31/2024	24,602	(618)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	11/27/2024	24,440	(1,173)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	12/31/2024	35,660	(2,553)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	01/31/2025	36,171	486
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	02/28/2025	25,709	102
California Carbon Allowance Vintage 2023 Future	23	12/24/2024	999,580	48,231
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	03/28/2024	41,076	(6,086)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	04/30/2024	38,914	(11,513)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	05/31/2024	43,243	(8,151)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	06/28/2024	60,720	12,074
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	07/31/2024	108,768	43,311
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	08/30/2024	161,040	51,706
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	09/30/2024	68,064	13,306
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	10/31/2024	44,778	(249)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	11/27/2024	35,568	(2,486)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	12/31/2024	45,612	(1,298)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	01/31/2025	78,989	(6,057)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	02/28/2025	72,211	(14,706)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	03/28/2024	15,406	(7,673)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	04/30/2024	12,302	(11,875)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	05/31/2024	11,528	(12,649)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	06/28/2024	13,712	(8,269)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	07/31/2024	22,704	(1,473)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	08/30/2024	18,832	(2,565)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	09/30/2024	13,328	(1,133)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	10/31/2024	14,738	(1,614)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	11/27/2024	19,344	(2,669)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	12/31/2024	29,568	(8,580)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	01/31/2025	41,466	(5,891)
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Future	1	02/28/2025	32,352	(5,101)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	03/28/2024	59,472	(27,094)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	04/30/2024	69,960	(16,360)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	05/31/2024	74,536	(12,840)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	06/28/2024	72,880	(7,999)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	4	07/31/2024	88,422	(50)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/30/2024	101,024	(13,439)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	09/30/2024	74,320	(8,143)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	10/31/2024	77,188	(8,897)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	11/27/2024	73,360	(11,743)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	12/31/2024	78,120	(10,983)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	01/31/2025	107,360	6,097
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	02/28/2025	81,920	(14,143)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	03/28/2024	13,810	(6,548)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	04/30/2024	11,598	(3,902)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	05/31/2024	11,563	(3,990)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	06/28/2024	12,752	(2,237)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	07/31/2024	20,539	(3,233)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	08/30/2024	17,811	(3,145)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	09/30/2024	12,864	(221)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	10/31/2024	14,462	(271)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	11/27/2024	15,424	(557)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	12/31/2024	22,697	(3,524)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	01/31/2025	31,874	(2,019)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	02/28/2025	28,480	(973)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	03/28/2024	75,802	(25,875)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	04/30/2024	80,995	(18,709)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	05/31/2024	86,698	(14,273)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	06/28/2024	84,480	(8,902)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	5	07/31/2024	108,856	9,534
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	5	08/30/2024	97,064	(4,195)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	09/30/2024	87,264	410
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	10/31/2024	96,710	2,377
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	11/27/2024	87,456	(3,910)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	12/31/2024	103,824	(14,182)
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	01/31/2025	139,498	6,899
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Future	6	02/28/2025	110,688	(15,622)
Regional Greenhouse Gas Initiative Vintage 2024 Future	6	12/24/2024	101,880	7,374
				$(203,970)
Total Unrealized Appreciation (Depreciation)				$(203,970)

Summary of Fair Value Exposure at January 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	3,804,396	–	–	3,804,396
Total Assets	$3,804,396	$–	$–	$3,804,396

Other Financial Instruments*:
Assets
Futures	$(203,970)	$–	$–	$(203,970)
Total Assets	$(203,970)	$–	$–	$(203,970)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of January 31, 2024.